Document and Entity Information Document	Oct. 01, 2026
Cover Page [Abstract]
Amendment Flag	false
Title of 12(b) Security	Common Stock, $0.01 par value
Entity Incorporation, State or Country Code	MD
Entity File Number	1-12616
Document Type	8-K
Document Period End Date	Oct. 01, 2026
Entity Registrant Name	SUN COMMUNITIES, INC
City Area Code	248
Local Phone Number	208-2500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Tax Identification Number	38-2730780
Entity Address, Address Line One	27777 Franklin Rd.
Entity Address, Address Line Two	Suite 300,
Entity Address, City or Town	Southfield,
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48034
Trading Symbol	SUI
Security Exchange Name	NYSE
Entity Central Index Key	0000912593